Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
March 31, 2025
SI-NPRT1-0525
1.799881.121
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	836,000	829,821
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.2967% 1/16/2037 (b)(c)(d)	250,000	247,881
Sound Point CLO 40 Ltd Series 2024-40A Class E, CME Term SOFR 3 month Index + 6.7%, 11.2893% 10/20/2037 (b)(c)(d)	324,000	325,678
TOTAL BAILIWICK OF JERSEY		1,403,380
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.802% 4/15/2037 (b)(c)(d)	538,000	542,158
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	498,000	499,820
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	488,000	485,190
Benefit Str Partners Clo Vi-B Ltd Series 2025-6BR Class ER, CME Term SOFR 3 month Index + 4.75%, 9.0331% 4/20/2038 (b)(c)(d)	322,000	321,952
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (b)(c)(d)	668,000	661,323
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (b)(c)(d)(e)	716,000	715,000
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (b)(c)(d)	393,000	396,197
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	468,000	468,783
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (b)(c)(d)	178,000	177,935
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	410,000	406,750
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 4.1% 4/15/2038 (b)(c)(d)(e)	460,000	460,000
Flatiron Clo 19 Ltd Series 2025-1A Class ER2, CME Term SOFR 3 month Index + 5.9%, 0% 11/16/2034 (b)(c)(d)	305,000	305,000
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 0% 4/15/2038 (b)(c)(d)(e)	707,000	707,000
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (b)(c)(d)	395,000	397,807
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (b)(c)(d)	464,000	464,189
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (b)(c)(d)	553,000	554,918
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	876,000	876,588
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4766% 2/15/2038 (b)(c)(d)	319,000	319,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	1,085,000	1,083,788
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.118% 4/20/2038 (b)(c)(d)	274,000	274,042
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	826,000	832,549
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		10,949,989
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	2,231,000	2,233,938
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5432% 4/20/2034 (b)(c)(d)	357,000	353,237
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (b)	325,000	326,631
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (b)(c)(d)	375,000	378,799
TOTAL UNITED STATES		3,292,605
TOTAL ASSET-BACKED SECURITIES (Cost $15,645,525)		15,645,974

Bank Loan Obligations - 4.1%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (c)(d)(f)	2,681,063	2,635,484
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (c)(d)(f)	9,120,000	8,157,840
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/9/2026 (c)(d)(f)	768,000	694,080
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/20/2032 (c)(d)(f)	9,409,971	8,965,350
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (c)(d)(f)	5,247,000	5,033,395
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8249% 9/13/2029 (c)(d)(f)	5,207,462	4,563,038
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (c)(d)(f)	17,723,680	17,711,097
TOTAL UNITED KINGDOM		22,274,135
UNITED STATES - 3.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (c)(d)(f)	4,472,013	3,181,837
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5645% 12/24/2025 (c)(d)(f)(g)	125,837	123,320
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (c)(d)(f)	117,184	112,497
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.4249% 12/30/2027 (c)(d)(f)	2,980,543	2,904,182
		6,321,836
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (c)(d)(f)	345,238	334,303
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 1/31/2029 (c)(d)(f)	3,472,600	3,345,260
		3,679,563
TOTAL COMMUNICATION SERVICES		10,001,399

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 5/6/2030 (c)(d)(f)	1,243,758	1,225,100
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/23/2032 (c)(d)(f)	2,879,229	2,868,432
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 6/23/2031 (c)(d)(f)	1,538,439	1,511,994
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (c)(d)(f)	8,116,364	6,839,092
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3192% 5/15/2028 (c)(d)(f)	11,320,921	11,188,805
		18,027,897
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3248% 10/18/2028 (c)(d)(f)	5,518,544	5,506,459
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 1/27/2029 (c)(d)(f)	12,943,608	12,730,427
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (c)(d)(f)	3,899,478	3,753,248
		21,990,134
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (c)(d)(f)	2,009,900	2,003,629
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (c)(d)(f)	1,300,000	1,246,141
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1748% 6/6/2031 (c)(d)(f)	51,475,581	47,370,404
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 1/30/2031 (c)(d)(f)	945,678	930,528
		51,550,702
TOTAL CONSUMER DISCRETIONARY		97,174,259

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3992% 1/24/2029 (c)(d)(f)	1,011,400	516,734
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 2/12/2031 (c)(d)(f)	932,962	925,386
TOTAL CONSUMER STAPLES		1,442,120

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (c)(d)(f)	1,206,975	1,206,975
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (c)(d)(f)	785,000	783,595
Mesquite Energy Inc 1LN, term loan 0% (c)(f)(g)(h)(i)	1,476,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(f)(g)(h)(i)	3,422,531	0
		1,990,570
Financials - 0.4%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3249% 10/24/2031 (c)(d)(f)	5,175,934	5,167,549
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 9/15/2031 (c)(d)(f)	10,448,813	10,337,846
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/19/2031 (c)(d)(f)	755,000	749,338
		16,254,733
Financial Services - 0.0%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/20/2032 (c)(d)(f)	12,290,000	12,205,567
Insurance - 0.3%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 2/16/2027 (c)(d)(f)	7,446,371	7,411,820
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 11/6/2030 (c)(d)(f)	5,131,011	5,089,758
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0692% 9/19/2031 (c)(d)(f)	15,400,255	15,295,379
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7869% 6/20/2030 (c)(d)(f)	2,073,868	2,063,581
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 5/6/2032 (c)(d)(f)	5,810,526	5,850,503
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (c)(d)(f)	967,621	960,364
		36,671,405
TOTAL FINANCIALS		65,131,705

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 10/21/2028 (c)(d)(f)	9,928,455	9,905,719
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 11/15/2028 (c)(d)(f)	3,109,950	3,101,274
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 2/15/2029 (c)(d)(f)	13,354,302	13,166,540
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0727% 4/30/2031 (c)(d)(f)	15,597,844	15,246,893
		28,413,433
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 0% 9/25/2030 (c)(d)(f)(h)	7,930,000	7,612,800
TOTAL HEALTH CARE		49,033,226

Industrials - 0.4%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/20/2032 (c)(d)(f)	4,417,800	4,391,691
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 3/28/2031 (c)(d)(f)	332,488	325,977
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 3/5/2032 (c)(d)(f)	8,230,000	8,130,582
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 12/21/2028 (c)(d)(f)	8,211,360	8,117,504
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/10/2031 (c)(d)(f)	2,747,250	2,599,201
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (c)(d)(f)	13,880,354	13,101,528
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5772% 4/14/2029 (c)(d)(f)	1,440,137	1,453,819
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (c)(d)(f)	1,370,300	1,352,692
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (c)(d)(f)	7,250,850	6,228,915
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4361% 12/10/2026 (c)(d)(f)	2,901,297	2,897,670
		43,881,911
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 3/25/2031 (c)(d)(f)	2,613,600	2,502,992
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (c)(d)(f)	706,618	712,893
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (c)(d)(f)	992,811	988,909
		1,701,802
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 9/29/2031 (c)(d)(f)	2,523,675	2,435,346
TOTAL INDUSTRIALS		55,239,719

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 3/31/2028 (c)(d)(f)	962,545	955,325
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (c)(d)(f)	1,263,650	1,255,045
		2,210,370
IT Services - 0.4%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 2/16/2028 (c)(d)(f)	372,312	371,206
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.3992% 6/30/2028 (c)(d)(f)	2,687,088	2,089,211
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 3/22/2032 (c)(d)(f)	2,455,000	2,444,272
X Corp 1LN, term loan 9.5% 10/29/2029 (f)	24,640,000	25,260,435
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9492% 10/26/2029 (c)(d)(f)	26,457,334	26,283,774
		56,448,898
Software - 1.1%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/23/2032 (c)(d)(f)	95,000	96,951
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 2/24/2031 (c)(d)(f)	5,131,290	5,126,723
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (c)(d)(f)(h)	12,375,000	12,316,961
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/30/2028 (c)(d)(f)	7,920,178	7,905,368
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3227% 3/1/2029 (c)(d)(f)	13,991,189	13,330,105
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 5/3/2028 (c)(d)(f)	4,921,147	4,653,584
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (c)(d)(f)	12,688,200	12,270,504
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3024% 6/2/2028 (c)(d)(f)	3,073,525	2,936,384
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (c)(d)(f)(h)	670,000	668,044
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 10/28/2030 (c)(d)(f)	5,375,836	5,360,138
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/31/2028 (c)(d)(f)	37,301,574	37,150,131
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/22/2028 (c)(d)(f)	2,996,325	2,953,268
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (c)(d)(f)	31,058,818	30,976,512
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0721% 4/14/2031 (c)(d)(f)	15,984,795	15,964,814
		151,709,487
TOTAL INFORMATION TECHNOLOGY		210,368,755

Materials - 0.4%
Chemicals - 0.2%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (c)(d)(f)	19,115,303	18,906,182
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (c)(d)(f)	3,895,000	3,729,462
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (c)(d)(f)	6,580,403	6,506,374
		29,142,018
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4999% 4/13/2029 (c)(d)(f)	27,498,819	27,358,300
TOTAL MATERIALS		56,500,318

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.818% 5/17/2030 (c)(d)(f)	239,109	238,473
TOTAL UNITED STATES		547,120,544
TOTAL BANK LOAN OBLIGATIONS (Cost $608,099,851)		594,880,828

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,311,935	1,086,623
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,394,211	1,154,769
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,149,928	1,009,686
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,840,329	1,597,586
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,826,250	1,679,751
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	7,414,654	7,055,143
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,037,813	947,476
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	14,654,446	12,824,581
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,355,267	1,184,179
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	2,023,607	1,722,425
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,593,047	2,384,179
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7897% 11/25/2053 (c)(d)	8,445,177	8,502,441
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 6/25/2054 (c)(d)	7,237,453	7,246,683
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 9/25/2054 (c)(d)	3,403,897	3,411,472
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 2/25/2055 (c)(d)	5,633,670	5,650,569
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 9/25/2054 (c)(d)	5,667,782	5,681,093
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (c)(d)	6,985,367	7,005,449
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (c)(d)	2,977,667	2,988,401
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,067,897	931,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	1,960,181	1,769,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LB, 3% 11/25/2040	3,332,282	3,006,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	4,292,509	3,548,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	6,735,776	5,822,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,333,880	1,191,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,428,527	1,246,593
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,365,221	1,219,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,571,071	1,353,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,035,972	925,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,911,876	4,413,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	6,112,905	5,891,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,117,238	2,008,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,877,676	2,724,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	3,491,959	3,357,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (c)(d)	10,103,254	10,111,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (c)(d)	2,836,135	2,830,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5897% 10/25/2054 (c)(d)	5,256,791	5,273,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (c)(d)	4,304,543	4,319,283
TOTAL UNITED STATES		135,078,669
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $134,318,559)		135,078,669

Commercial Mortgage Securities - 2.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.9%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	9,623,987	9,593,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	9,169,732	9,118,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (c)	12,904,492	12,836,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	18,918,425	18,793,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	11,355,194	11,303,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	25,144,247	24,929,395
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	33,795,242	33,438,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,718,177	1,694,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	19,324,569	19,015,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	48,300,000	47,385,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	18,024,000	17,659,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	22,360,000	21,854,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	2,500,000	2,458,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,800,000	1,773,155
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	19,900,000	19,505,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	8,671,235	8,644,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	15,929,211	15,851,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	17,032,614	16,871,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	12,576,660	12,378,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	7,836,417	7,645,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	56,590,000	53,157,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.9027% 4/25/2029 (c)(d)	21,194,041	21,240,657
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (b)	39,000,000	38,781,467
TOTAL UNITED STATES		425,931,708
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $424,383,866)		425,931,708

Common Stocks - 6.0%
	Shares	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	267,000	6,820,416
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	522,500	26,457,586
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	19,800	3,763,188
TOTAL CHINA		30,220,774
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	4,400	2,724,826
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (j)	133,400	483,442
Studio City International Holdings Ltd ADR (b)(j)	121,177	439,145

TOTAL HONG KONG		922,587
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. Class A1 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A2 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A3 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A4 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A5 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A6 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A7 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A8 (g)(j)(k)	403,760	4
Tricer Holdco S.C.A. Class A9 (g)(j)(k)	403,760	4
		36
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (g)(j)	151,792	2
TOTAL LUXEMBOURG		38
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	8,500	5,632,355
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	49,700	8,250,200
UNITED STATES - 5.7%
Communication Services - 0.6%
Interactive Media & Services - 0.5%
Alphabet Inc Class A	65,400	10,113,456
Meta Platforms Inc Class A	81,300	46,858,068
Pinterest Inc Class A (j)	303,300	9,402,300
		66,373,824
Media - 0.1%
EchoStar Corp (k)	205,059	5,245,409
EchoStar Corp Class A (j)(l)	338,100	8,648,598
iHeartMedia Inc Class A (j)	26	43
		13,894,050
TOTAL COMMUNICATION SERVICES		80,267,874

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
UC Holdings Inc (g)(j)	560,355	6
Broadline Retail - 0.1%
Amazon.com Inc (j)	95,100	18,093,726
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (j)	58,500	6,988,410
Booking Holdings Inc	2,200	10,135,202
Boyd Gaming Corp (l)	123,800	8,149,754
Domino's Pizza Inc	9,900	4,548,555
New Cotai LLC / New Cotai Capital Corp (g)(j)(k)	2,242,893	650,439
		30,472,360
Household Durables - 0.1%
TopBuild Corp (j)	58,100	17,717,595
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	50,200	10,118,312
Williams-Sonoma Inc	48,000	7,588,800
		17,707,112
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc	50,200	5,331,240
TOTAL CONSUMER DISCRETIONARY		89,322,039

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (j)	104,700	3,729,414
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (g)(j)	584,047	141,655
US Foods Holding Corp (j)	85,100	5,570,646
		5,712,301
Personal Care Products - 0.0%
elf Beauty Inc (j)(l)	30,000	1,883,700
TOTAL CONSUMER STAPLES		11,325,415

Energy - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(j)	135,187	1
Superior Energy Services Inc Class A (g)	66,115	4,018,470
		4,018,471
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp	10,789	474,392
Canvas Energy Inc Series B warrants 10/1/2025 (g)(j)	289	0
Energy Transfer LP	360,500	6,701,695
EP Energy Corp (g)(j)	611,545	813,355
Expand Energy Corp	550	61,226
Expand Energy Corp warrants 2/9/2026 (j)	1,040	100,058
Mesquite Energy Inc (g)(j)	185,122	16,170,385
Unit Corp	28,630	799,693
		25,120,804
TOTAL ENERGY		29,139,275

Financials - 1.1%
Capital Markets - 0.2%
Ares Management Corp Class A	41,400	6,069,654
Blue Owl Capital Inc Class A	313,500	6,282,540
Coinbase Global Inc Class A (j)	41,400	7,130,322
Moody's Corp	14,800	6,892,212
		26,374,728
Consumer Finance - 0.1%
OneMain Holdings Inc	299,100	14,620,008
Financial Services - 0.6%
Apollo Global Management Inc	189,500	25,950,130
Block Inc Class A (j)	92,100	5,003,793
Carnelian Point Holdings LP warrants 6/30/2027 (g)(j)	544	1,588
Fiserv Inc (j)	54,100	11,946,903
Mastercard Inc Class A	27,600	15,128,112
Visa Inc Class A	82,700	28,983,042
		87,013,568
Insurance - 0.2%
Arthur J Gallagher & Co	81,300	28,068,012
TOTAL FINANCIALS		156,076,316

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC warrants (g)(j)	4,969	20,124
DaVita Inc (j)	26,200	4,007,814
Tenet Healthcare Corp (j)	36,700	4,936,150
		8,964,088
Industrials - 1.0%
Aerospace & Defense - 0.0%
TransDigm Group Inc	4,900	6,778,121
Building Products - 0.2%
Builders FirstSource Inc (j)	31,700	3,960,598
Carlisle Cos Inc	26,500	9,023,250
Trane Technologies PLC	33,500	11,286,820
		24,270,668
Construction & Engineering - 0.3%
Comfort Systems USA Inc	56,800	18,308,344
EMCOR Group Inc	25,800	9,536,454
IES Holdings Inc (j)	26,900	4,441,459
WillScot Holdings Corp	267,000	7,422,600
		39,708,857
Electrical Equipment - 0.4%
Eaton Corp PLC	60,500	16,445,715
NEXTracker Inc Class A (j)	177,900	7,496,706
nVent Electric PLC	114,000	5,975,880
Vertiv Holdings Co Class A	187,600	13,544,720
		43,463,021
Machinery - 0.1%
Allison Transmission Holdings Inc	45,800	4,381,686
Deere & Co	6,700	3,144,645
Parker-Hannifin Corp	20,300	12,339,355
		19,865,686
Passenger Airlines - 0.0%
Spirit Airlines LLC (g)	150,692	2,109,688
Spirit Airlines LLC (g)	32,618	456,652
		2,566,340
Trading Companies & Distributors - 0.0%
Core & Main Inc Class A (j)	101,000	4,879,310
Penhall Acquisition Company (g)(j)	15,403	0
		4,879,310
TOTAL INDUSTRIALS		141,532,003

Information Technology - 1.4%
Communications Equipment - 0.1%
Arista Networks Inc	136,800	10,599,264
IT Services - 0.0%
GTT Communications Inc (g)(j)	51,638	2,448,158
Semiconductors & Semiconductor Equipment - 0.8%
KLA Corp	18,700	12,712,260
Lam Research Corp	164,000	11,922,800
Marvell Technology Inc	86,600	5,331,962
Micron Technology Inc	48,900	4,248,921
NVIDIA Corp	626,000	67,845,880
ON Semiconductor Corp (j)	247,091	10,054,133
		112,115,956
Software - 0.5%
Adobe Inc (j)	28,564	10,955,151
Autodesk Inc (j)	21,700	5,681,060
Gen Digital Inc	197,900	5,252,266
Microsoft Corp	60,500	22,711,095
Monday.com Ltd (j)	24,600	5,981,736
Oracle Corp	73,000	10,206,130
Salesforce Inc	37,200	9,982,992
		70,770,430
Technology Hardware, Storage & Peripherals - 0.0%
Dell Technologies Inc Class C	54,700	4,985,905
TOTAL INFORMATION TECHNOLOGY		200,919,713

Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The	293,779	3,974,830
Construction Materials - 0.1%
Eagle Materials Inc	48,600	10,785,798
Martin Marietta Materials Inc	10,000	4,781,300
		15,567,098
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	332,500	8,631,700
Metals & Mining - 0.0%
Elah Holdings Inc (g)(j)	517	10,857
TOTAL MATERIALS		28,184,485

Utilities - 0.5%
Electric Utilities - 0.2%
Constellation Energy Corp	120,700	24,336,741
PG&E Corp	475,968	8,177,130
Portland General Electric Co	13,962	622,705
		33,136,576
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (g)(j)	10,774	2,422
Vistra Corp	287,300	33,740,512
		33,742,934
TOTAL UTILITIES		66,879,510

TOTAL UNITED STATES		812,610,718
TOTAL COMMON STOCKS (Cost $668,726,537)		867,181,914

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	16,644,676	18,578,584
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rivian Automotive Inc 3.625% 10/15/2030	11,714,000	10,144,324
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (g)	2,970,517	3,495,705
TOTAL CONSUMER DISCRETIONARY		13,640,029

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	3,680,000	3,353,514
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	51,247,000	11,018,105
TOTAL UNITED STATES		46,590,232
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $65,545,393)		46,590,232

Fixed-Income Funds - 20.8%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (m)	280,748,510	2,279,677,901
Fidelity Floating Rate Central Fund (m)	7,627,439	734,903,754
TOTAL FIXED-INCOME FUNDS (Cost $3,344,424,810)		3,014,581,655

Foreign Government and Government Agency Obligations - 8.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.0%
Australian Commonwealth 1% 12/21/2030 (n)	AUD	200,000,000	106,269,490
Australian Commonwealth 3.5% 12/21/2034 (n)	AUD	70,000,000	40,678,172
TOTAL AUSTRALIA			146,947,662
CANADA - 0.5%
Canadian Government 3.25% 6/1/2035	CAD	100,000,000	70,960,307
GERMANY - 5.4%
German Federal Republic 2.1% 4/12/2029 (n)	EUR	121,710,000	130,983,057
German Federal Republic 2.4% 10/19/2028 (n)	EUR	25,900,000	28,225,094
German Federal Republic 2.4% 4/18/2030 (n)	EUR	230,000,000	249,532,141
German Federal Republic 2.5% 10/11/2029 (n)	EUR	3,620,000	3,951,061
German Federal Republic 2.5% 2/15/2035 (n)	EUR	48,900,000	51,824,046
German Federal Republic 2.7% 9/17/2026 (n)	EUR	138,000,000	150,639,670
German Federal Republic 3.1% 12/12/2025 (n)	EUR	149,190,000	162,374,173
TOTAL GERMANY			777,529,242
JAPAN - 0.5%
Japan Government 0.7% 12/20/2048	JPY	15,500,000,000	72,612,007
SPAIN - 0.4%
Spanish Kingdom 3.15% 4/30/2035 (b)(n)	EUR	56,024,000	59,528,218
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (n)	CHF	30,000,000	42,074,873
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,165,089,563)			1,169,652,309

Non-Convertible Corporate Bonds - 22.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)		4,420,000	3,991,316
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (b)		5,450,000	5,285,365
Mineral Resources Ltd 8% 11/1/2027 (b)		2,785,000	2,751,498
Mineral Resources Ltd 8.125% 5/1/2027 (b)		11,025,000	10,917,774
Mineral Resources Ltd 8.5% 5/1/2030 (b)		2,065,000	1,997,267
Mineral Resources Ltd 9.25% 10/1/2028 (b)		4,830,000	4,829,484

TOTAL AUSTRALIA			29,772,704
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		9,200,000	8,924,000
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)		4,180,000	4,060,243
CANADA - 0.9%
Communication Services - 0.1%
Media - 0.1%
Videotron Ltd 5.125% 4/15/2027 (b)		7,325,000	7,310,191
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)		5,685,000	5,433,521
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		23,490,000	21,258,803
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		6,265,000	6,024,937
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		5,640,000	5,609,311
			38,326,572
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		4,370,000	3,819,700
TOTAL CONSUMER DISCRETIONARY			42,146,272

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		5,190,000	4,602,939
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Parkland Corp 4.5% 10/1/2029 (b)		4,420,000	4,168,155
Parkland Corp 4.625% 5/1/2030 (b)		5,540,000	5,199,213
Parkland Corp 6.625% 8/15/2032 (b)		2,605,000	2,603,509
Teine Energy Ltd 6.875% 4/15/2029 (b)		4,420,000	4,321,561
			16,292,438
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)		1,645,000	1,761,479
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (b)		2,815,000	2,777,955
Bombardier Inc 7.125% 6/15/2026 (b)		1,458,000	1,458,281
Bombardier Inc 7.25% 7/1/2031 (b)		2,610,000	2,618,878
Bombardier Inc 7.875% 4/15/2027 (b)		4,467,000	4,483,926
Bombardier Inc 8.75% 11/15/2030 (b)		4,055,000	4,275,187
			15,614,227
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)		4,630,000	4,300,302
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		4,230,000	4,136,439
TOTAL INDUSTRIALS			24,050,968

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)		5,000,000	5,175,007
Open Text Holdings Inc 4.125% 12/1/2031 (b)		2,490,000	2,198,942
Open Text Holdings Inc 4.125% 2/15/2030 (b)		3,220,000	2,936,488
			10,310,437
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		3,635,000	3,838,746
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.125% 1/15/2026 (b)		3,310,000	3,279,824
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		3,310,000	3,207,598
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (b)		2,570,000	2,496,407
			8,983,829
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		3,600,000	3,546,002
TOTAL MATERIALS			16,368,577

TOTAL CANADA			122,843,301
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		3,310,000	2,929,350
FRANCE - 0.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 1/15/2029 (b)		1,265,000	993,789
Altice France SA 5.125% 7/15/2029 (b)		42,745,000	33,483,570
Altice France SA 5.5% 1/15/2028 (b)		9,830,000	7,853,834
Altice France SA 5.5% 10/15/2029 (b)		30,015,000	23,782,547
			66,113,740
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		5,325,000	5,565,306
Viridien 8.75% 4/1/2027 (b)		5,895,000	6,023,983
			11,589,289
TOTAL FRANCE			77,703,029
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		1,040,000	922,480
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		4,240,000	3,836,835
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (b)		2,230,000	2,190,306
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,775,000	2,732,389
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		2,775,000	2,711,348
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		2,805,000	3,016,915

TOTAL ISRAEL			8,460,652
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)		8,025,000	6,021,375
Altice Financing SA 5.75% 8/15/2029 (b)		11,895,000	8,700,998
			14,722,373
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		5,780,000	5,378,117
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		3,900,000	3,869,619
			9,247,736
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (g)		1,517,920	0
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
SELP Finance Sarl 0.875% 5/27/2029 (n)	EUR	2,325,000	2,281,674
TOTAL LUXEMBOURG			26,251,783
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)		3,255,000	2,930,151
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)		3,776,829	3,572,428
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)		1,293,981	1,201,784

TOTAL MEXICO			4,774,212
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		11,130,000	9,671,124
Ziggo BV 4.875% 1/15/2030 (b)		4,805,000	4,401,561

TOTAL NETHERLANDS			14,072,685
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		5,560,000	5,556,055
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		2,795,000	2,580,660
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		3,735,000	3,511,574
TOTAL SPAIN			6,092,234
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		4,240,000	4,229,842
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		4,225,000	4,146,626
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		9,930,000	8,628,067
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		1,805,000	1,865,689
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		2,760,000	2,874,024
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		4,100,000	4,302,774
			9,042,487
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		3,860,000	3,826,225
TOTAL CONSUMER DISCRETIONARY			12,868,712

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (b)		41,430,000	45,873,451
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		2,995,000	2,794,993
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)		6,560,000	6,713,320
TOTAL UNITED KINGDOM			76,878,543
UNITED STATES - 19.2%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		11,730,000	11,573,253
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		6,300,000	6,292,901
Qwest Corp 7.25% 9/15/2025		955,000	957,842
			18,823,996
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (b)		4,175,000	3,797,761
Media - 1.2%
DISH Network Corp 11.75% 11/15/2027 (b)		27,490,000	28,949,074
EchoStar Corp 10.75% 11/30/2029		70,001,699	73,415,192
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		20,320,182	18,437,284
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		1,655,000	1,299,484
Sirius XM Radio LLC 3.875% 9/1/2031 (b)		5,645,000	4,827,573
Sirius XM Radio LLC 4% 7/15/2028 (b)		4,890,000	4,562,388
Sirius XM Radio LLC 5% 8/1/2027 (b)		4,610,000	4,504,150
Univision Communications Inc 4.5% 5/1/2029 (b)		5,760,000	5,089,126
Univision Communications Inc 7.375% 6/30/2030 (b)		18,475,000	17,650,402
Univision Communications Inc 8.5% 7/31/2031 (b)		9,125,000	8,916,400
			167,651,073
TOTAL COMMUNICATION SERVICES			190,272,830

Consumer Discretionary - 2.3%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		2,805,000	2,810,715
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		5,595,000	5,673,813
Dana Inc 4.5% 2/15/2032		4,150,000	3,779,062
Hertz Corp/The 12.625% 7/15/2029 (b)		1,245,000	1,124,209
Hertz Corp/The 5.5% (b)(g)(i)		6,540,000	392,399
Hertz Corp/The 6% (b)(g)(i)		5,785,000	1,128,075
Hertz Corp/The 6.25% (g)(i)		6,775,000	491,188
Hertz Corp/The 7.125% (b)(g)(i)		6,315,000	1,136,700
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		7,155,000	6,603,533
			23,139,694
Broadline Retail - 0.0%
ANGI Group LLC 3.875% 8/15/2028 (b)		3,385,000	3,071,740
Wayfair LLC 7.25% 10/31/2029 (b)		5,635,000	5,396,098
			8,467,838
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		2,790,000	2,878,953
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		4,235,000	4,171,340
Service Corp International/US 4% 5/15/2031		5,750,000	5,207,888
TKC Holdings Inc 6.875% 5/15/2028 (b)		9,328,000	9,267,674
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		4,750,000	4,707,833
			23,354,735
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)		2,720,000	2,344,111
Boyd Gaming Corp 4.75% 6/15/2031 (b)		7,140,000	6,585,086
Carnival Corp 4% 8/1/2028 (b)		26,560,000	25,409,952
Carnival Corp 7% 8/15/2029 (b)		2,830,000	2,960,166
Carnival Corp 7.625% 3/1/2026 (b)		10,595,000	10,598,105
Churchill Downs Inc 5.75% 4/1/2030 (b)		6,975,000	6,822,459
Churchill Downs Inc 6.75% 5/1/2031 (b)		5,595,000	5,639,077
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		11,750,000	10,821,819
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		15,885,000	13,734,128
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		3,350,000	3,125,006
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		5,020,000	4,546,199
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		11,025,000	10,662,040
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		5,210,000	5,166,696
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		3,955,000	3,795,339
Light & Wonder International Inc 7.5% 9/1/2031 (b)		2,745,000	2,811,918
MGM Resorts International 4.75% 10/15/2028		6,740,000	6,490,006
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)(e)		7,610,000	7,478,780
NCL Corp Ltd 5.875% 2/15/2027 (b)		5,580,000	5,572,386
Neogen Food Safety Corp 8.625% 7/20/2030 (b)		2,545,000	2,679,623
Papa John's International Inc 3.875% 9/15/2029 (b)		2,555,000	2,393,941
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)		5,095,000	3,744,825
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		1,015,000	672,438
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		4,165,000	4,148,702
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		5,295,000	5,342,813
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		5,630,000	5,333,408
Station Casinos LLC 4.625% 12/1/2031 (b)		4,155,000	3,733,355
VOC Escrow Ltd 5% 2/15/2028 (b)		10,470,000	10,213,024
Yum! Brands Inc 4.625% 1/31/2032		5,905,000	5,508,154
			178,333,556
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		4,105,000	3,711,784
Century Communities Inc 3.875% 8/15/2029 (b)		4,225,000	3,807,127
LGI Homes Inc 8.75% 12/15/2028 (b)		2,680,000	2,793,037
Somnigroup International Inc 3.875% 10/15/2031 (b)		7,360,000	6,462,154
Somnigroup International Inc 4% 4/15/2029 (b)		7,905,000	7,341,506
TopBuild Corp 3.625% 3/15/2029 (b)		3,030,000	2,802,971
Tri Pointe Homes Inc 5.7% 6/15/2028		8,715,000	8,677,566
			35,596,145
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		1,987,000	1,913,033
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		4,555,000	4,268,521
Asbury Automotive Group Inc 4.75% 3/1/2030		1,980,000	1,852,015
Asbury Automotive Group Inc 5% 2/15/2032 (b)		4,915,000	4,457,313
Bath & Body Works Inc 6.625% 10/1/2030 (b)		6,650,000	6,742,736
Bath & Body Works Inc 6.75% 7/1/2036		8,920,000	8,890,193
Bath & Body Works Inc 7.5% 6/15/2029		5,030,000	5,128,749
LBM Acquisition LLC 6.25% 1/15/2029 (b)		8,415,000	7,166,207
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		3,345,000	3,471,729
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (b)		5,700,000	5,330,851
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (b)		4,135,000	3,797,499
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		5,325,000	5,449,325
			58,468,171
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (b)		2,820,000	2,486,811
Crocs Inc 4.25% 3/15/2029 (b)		4,325,000	4,020,373
Kontoor Brands Inc 4.125% 11/15/2029 (b)		2,420,000	2,223,631
			8,730,815
TOTAL CONSUMER DISCRETIONARY			338,969,907

Consumer Staples - 1.0%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)		3,135,000	3,125,791
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		5,285,000	4,863,825
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		13,797,000	13,591,935
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		23,423,000	22,377,348
C&S Group Enterprises LLC 5% 12/15/2028 (b)		5,155,000	4,306,490
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		14,850,000	15,274,793
Performance Food Group Inc 4.25% 8/1/2029 (b)		3,955,000	3,698,469
Performance Food Group Inc 5.5% 10/15/2027 (b)		5,345,000	5,293,928
US Foods Inc 7.25% 1/15/2032 (b)		2,735,000	2,843,020
			72,249,808
Food Products - 0.4%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)		3,790,000	3,646,760
Darling Ingredients Inc 6% 6/15/2030 (b)		6,615,000	6,574,909
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		5,015,000	5,177,817
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		3,185,000	3,273,014
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		5,575,000	5,193,075
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		2,790,000	2,548,547
Post Holdings Inc 4.5% 9/15/2031 (b)		12,110,000	10,967,914
Post Holdings Inc 4.625% 4/15/2030 (b)		6,415,000	5,990,735
Post Holdings Inc 5.5% 12/15/2029 (b)		11,940,000	11,605,577
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)		4,295,000	3,981,646
			58,959,994
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)		1,025,000	873,077
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		6,925,000	7,155,166
TOTAL CONSUMER STAPLES			142,363,836

Energy - 2.7%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		2,735,000	2,802,701
Nabors Industries Inc 9.125% 1/31/2030 (b)		5,390,000	5,391,800
Nabors Industries Ltd 7.5% 1/15/2028 (b)		5,660,000	5,209,975
Noble Finance II LLC 8% 4/15/2030 (b)		2,805,000	2,803,351
Nustar Logistics LP 6% 6/1/2026		7,285,000	7,316,879
Transocean Inc 8% 2/1/2027 (b)		3,591,000	3,577,522
Transocean Inc 8.25% 5/15/2029 (b)		1,955,000	1,909,377
Transocean Inc 8.5% 5/15/2031 (b)		1,955,000	1,899,641
Transocean Inc 8.75% 2/15/2030 (b)		8,944,000	9,289,186
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)		5,261,190	5,374,569
Valaris Ltd 8.375% 4/30/2030 (b)		2,745,000	2,748,151
			48,323,152
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		4,305,000	4,207,989
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		10,640,000	10,587,383
California Resources Corp 8.25% 6/15/2029 (b)		2,595,000	2,637,221
Chesapeake Energy Corp 7% (g)(i)		3,985,000	0
Chesapeake Energy Corp 8% (g)(i)		1,240,000	0
Chesapeake Energy Corp 8% (g)(i)		1,955,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		4,665,000	4,654,498
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		12,030,000	12,242,462
Civitas Resources Inc 8.625% 11/1/2030 (b)		5,415,000	5,586,502
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		2,970,000	2,764,995
CNX Resources Corp 6% 1/15/2029 (b)		3,200,000	3,159,598
CNX Resources Corp 7.375% 1/15/2031 (b)		2,885,000	2,931,863
Comstock Resources Inc 5.875% 1/15/2030 (b)		15,170,000	14,326,592
Comstock Resources Inc 6.75% 3/1/2029 (b)		8,110,000	7,931,912
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		12,715,000	12,198,200
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		7,110,000	7,491,515
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (b)		2,450,000	2,487,848
CVR CHC LP 5.75% 2/15/2028 (b)		24,505,000	22,840,466
CVR CHC LP 8.5% 1/15/2029 (b)		18,735,000	17,987,492
DT Midstream Inc 4.125% 6/15/2029 (b)		4,285,000	4,032,760
DT Midstream Inc 4.375% 6/15/2031 (b)		4,285,000	3,941,376
Energy Transfer LP 5.5% 6/1/2027		12,065,000	12,255,988
Expand Energy Corp 5.375% 3/15/2030		5,630,000	5,588,835
Expand Energy Corp 5.875% 2/1/2029 (b)		3,115,000	3,109,491
Expand Energy Corp 6.75% 4/15/2029 (b)		4,415,000	4,470,400
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		3,315,000	3,407,693
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		4,590,000	4,318,203
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		6,600,000	6,497,482
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		2,775,000	2,717,155
HF Sinclair Corp 5% 2/1/2028		4,350,000	4,333,545
HF Sinclair Corp 6.375% 4/15/2027		1,624,000	1,645,150
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		7,130,000	7,123,254
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (b)		6,965,000	7,262,288
Kinetik Holdings LP 5.875% 6/15/2030 (b)		4,180,000	4,136,461
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		2,605,000	2,540,080
Murphy Oil USA Inc 4.75% 9/15/2029		4,155,000	3,973,820
Murphy Oil USA Inc 5.625% 5/1/2027		3,665,000	3,649,779
NGPL PipeCo LLC 4.875% 8/15/2027 (b)		1,800,000	1,795,720
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		2,715,000	2,721,996
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		5,510,000	5,619,958
Occidental Petroleum Corp 7.2% 3/15/2029		2,440,000	2,597,397
ONEOK Inc 6.5% 9/1/2030 (b)		8,635,000	9,160,725
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		15,760,000	14,657,438
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		8,145,000	7,133,261
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		4,055,000	3,994,175
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		6,775,000	6,973,596
SM Energy Co 6.625% 1/15/2027		12,830,000	12,797,195
SM Energy Co 6.75% 9/15/2026		3,175,000	3,173,548
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		5,550,000	5,190,254
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		5,515,000	5,222,921
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)		2,735,000	2,798,715
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		280,000	272,519
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		2,815,000	2,799,980
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		5,355,000	5,062,382
Talos Production Inc 9% 2/1/2029 (b)		2,345,000	2,409,584
Talos Production Inc 9.375% 2/1/2031 (b)		2,660,000	2,706,446
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		6,345,000	6,211,281
Unit Corp 0% 12/1/2029 (Escrow) (g)		1,660,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)		3,525,000	3,263,110
Venture Global Calcasieu 4.125% 8/15/2031 (b)		3,525,000	3,202,814
Venture Global Calcasieu 6.25% 1/15/2030 (b)		11,160,000	11,326,864
			340,132,175
TOTAL ENERGY			388,455,327

Financials - 2.4%
Capital Markets - 0.2%
AssuredPartners Inc 5.625% 1/15/2029 (b)		4,720,000	4,710,117
AssuredPartners Inc 7.5% 2/15/2032 (b)		2,650,000	2,828,691
BroadStreet Partners Inc 5.875% 4/15/2029 (b)		7,265,000	6,981,304
Coinbase Global Inc 3.375% 10/1/2028 (b)		13,780,000	12,440,281
Coinbase Global Inc 3.625% 10/1/2031 (b)		8,370,000	7,080,428
Hightower Holding LLC 6.75% 4/15/2029 (b)		2,870,000	2,773,018
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		3,985,000	3,762,929
MSCI Inc 4% 11/15/2029 (b)		1,920,000	1,833,920
			42,410,688
Consumer Finance - 0.9%
Ally Financial Inc 8% 11/1/2031		51,348,000	57,217,121
Ally Financial Inc 8% 11/1/2031		16,761,000	18,645,536
OneMain Finance Corp 4% 9/15/2030		3,340,000	2,942,385
OneMain Finance Corp 5.375% 11/15/2029		5,560,000	5,289,506
OneMain Finance Corp 6.625% 1/15/2028		4,415,000	4,447,742
OneMain Finance Corp 7.125% 3/15/2026		32,900,000	33,382,689
OneMain Finance Corp 7.875% 3/15/2030		2,675,000	2,772,566
			124,697,545
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		5,745,000	5,051,042
Compass Group Diversified Holdings LLC 5% 1/15/2032 (b)		2,765,000	2,475,772
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		3,385,000	3,361,293
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,375,000	5,311,285
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		18,665,000	17,745,025
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		5,778,000	5,721,271
James Hardie International Finance DAC 5% 1/15/2028 (b)		5,270,000	5,118,333
MGIC Investment Corp 5.25% 8/15/2028		4,725,000	4,676,513
NCR Atleos Corp 9.5% 4/1/2029 (b)		4,090,000	4,434,807
			53,895,341
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)		4,230,000	4,053,165
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		2,605,000	2,650,223
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		12,510,000	12,853,099
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		6,740,000	6,504,781
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		4,180,000	4,040,116
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		19,655,000	19,576,773
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		16,406,000	16,470,153
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		4,590,000	4,604,037
AmWINS Group Inc 4.875% 6/30/2029 (b)		4,105,000	3,869,816
HUB International Ltd 5.625% 12/1/2029 (b)		16,470,000	15,930,845
HUB International Ltd 7.25% 6/15/2030 (b)		17,925,000	18,462,858
HUB International Ltd 7.375% 1/31/2032 (b)		6,655,000	6,776,007
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		9,115,000	9,287,558
USI Inc/NY 7.5% 1/15/2032 (b)		3,540,000	3,611,427
			128,690,858
TOTAL FINANCIALS			349,694,432

Health Care - 1.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)		2,790,000	2,575,793
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		5,470,000	5,675,125
Hologic Inc 4.625% 2/1/2028 (b)		2,505,000	2,452,577
			10,703,495
Health Care Providers & Services - 0.8%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		8,565,000	8,437,988
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		11,430,000	9,035,144
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		8,305,000	6,851,994
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		4,940,000	4,389,945
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		10,425,000	6,222,370
DaVita Inc 3.75% 2/15/2031 (b)		2,075,000	1,806,551
DaVita Inc 4.625% 6/1/2030 (b)		15,850,000	14,591,061
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		3,925,000	3,779,997
HealthEquity Inc 4.5% 10/1/2029 (b)		2,950,000	2,765,298
Molina Healthcare Inc 3.875% 11/15/2030 (b)		6,345,000	5,679,694
Molina Healthcare Inc 3.875% 5/15/2032 (b)		5,560,000	4,877,954
Molina Healthcare Inc 4.375% 6/15/2028 (b)		4,690,000	4,467,059
Tenet Healthcare Corp 5.125% 11/1/2027		10,955,000	10,794,501
Tenet Healthcare Corp 6.125% 6/15/2030		13,945,000	13,911,617
Tenet Healthcare Corp 6.25% 2/1/2027		20,050,000	20,059,945
Tenet Healthcare Corp 6.75% 5/15/2031		2,715,000	2,753,788
			120,424,906
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		5,660,000	5,579,559
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4% 3/15/2031 (b)		6,035,000	5,400,910
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		2,045,000	1,950,615
			7,351,525
Pharmaceuticals - 0.5%
1261229 BC Ltd 10% 4/15/2032 (b)(e)		27,085,000	26,918,768
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		4,190,000	3,383,425
Bausch Health Cos Inc 5.75% 8/15/2027 (b)		8,145,000	8,130,746
Bausch Health Cos Inc 6.125% 2/1/2027 (b)		14,026,000	14,222,364
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		10,200,000	9,532,451
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		8,890,000	7,751,234
			69,938,988
TOTAL HEALTH CARE			213,998,473

Industrials - 3.4%
Aerospace & Defense - 1.1%
BWX Technologies Inc 4.125% 6/30/2028 (b)		6,400,000	6,043,971
Moog Inc 4.25% 12/15/2027 (b)		2,025,000	1,950,834
TransDigm Inc 4.625% 1/15/2029		9,290,000	8,820,598
TransDigm Inc 5.5% 11/15/2027		68,140,000	67,369,906
TransDigm Inc 6.375% 3/1/2029 (b)		8,150,000	8,233,089
TransDigm Inc 6.625% 3/1/2032 (b)		2,650,000	2,683,772
TransDigm Inc 6.75% 8/15/2028 (b)		12,760,000	12,903,550
TransDigm Inc 6.875% 12/15/2030 (b)		21,975,000	22,453,945
TransDigm Inc 7.125% 12/1/2031 (b)		5,390,000	5,545,437
Triumph Group Inc 9% 3/15/2028 (b)		3,376,000	3,549,128
			139,554,230
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		6,985,000	6,915,202
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		1,400,000	1,373,364
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		2,780,000	2,792,099
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		3,920,000	3,885,220
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		1,865,000	1,676,341
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		4,830,000	4,579,954
			14,306,978
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		3,736,000	3,525,955
Artera Services LLC 8.5% 2/15/2031 (b)		11,060,000	10,320,350
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		20,835,000	19,876,635
Brink's Co/The 4.625% 10/15/2027 (b)		7,200,000	7,058,454
Clean Harbors Inc 6.375% 2/1/2031 (b)		2,350,000	2,375,138
CoreCivic Inc 8.25% 4/15/2029		14,760,000	15,631,962
GEO Group Inc/The 10.25% 4/15/2031		6,505,000	7,070,785
GEO Group Inc/The 8.625% 4/15/2029		9,115,000	9,566,659
GFL Environmental Inc 4% 8/1/2028 (b)		4,200,000	3,991,627
GFL Environmental Inc 4.75% 6/15/2029 (b)		5,705,000	5,490,150
GFL Environmental Inc 6.75% 1/15/2031 (b)		3,980,000	4,102,633
Madison IAQ LLC 4.125% 6/30/2028 (b)		5,345,000	5,044,329
Madison IAQ LLC 5.875% 6/30/2029 (b)		4,265,000	4,029,448
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		22,560,000	19,458,001
OPENLANE Inc 5.125% 6/1/2025 (b)		6,210,000	6,176,624
Reworld Holding Corp 4.875% 12/1/2029 (b)		9,642,000	8,968,152
Reworld Holding Corp 5% 9/1/2030		8,005,000	7,415,072
Williams Scotsman Inc 7.375% 10/1/2031 (b)		2,735,000	2,816,545
			142,918,519
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/2027		7,490,000	7,431,416
Arcosa Inc 4.375% 4/15/2029 (b)		4,130,000	3,870,480
Pike Corp 5.5% 9/1/2028 (b)		18,325,000	17,729,610
Pike Corp 8.625% 1/31/2031 (b)		6,710,000	7,071,040
			36,102,546
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		5,910,000	5,431,906
Ground Transportation - 0.3%
Uber Technologies Inc 4.5% 8/15/2029 (b)		12,675,000	12,451,205
Uber Technologies Inc 6.25% 1/15/2028 (b)		5,520,000	5,553,192
Uber Technologies Inc 7.5% 9/15/2027 (b)		17,220,000	17,430,291
XPO Inc 6.25% 6/1/2028 (b)		2,790,000	2,820,890
XPO Inc 7.125% 2/1/2032 (b)		4,015,000	4,113,260
			42,368,838
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)		4,830,000	4,810,797
Chart Industries Inc 7.5% 1/1/2030 (b)		7,420,000	7,695,623
			12,506,420
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (b)		4,365,000	4,228,891
American Airlines Inc 7.25% 2/15/2028 (b)		9,260,000	9,213,174
American Airlines Inc 8.5% 5/15/2029 (b)		8,875,000	9,009,867
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		13,870,000	13,571,540
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (b)(c)		3,840,831	3,399,135
United Airlines Inc 4.375% 4/15/2026 (b)		14,560,000	14,328,478
United Airlines Inc 4.625% 4/15/2029 (b)		8,725,000	8,256,294
			62,007,379
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)		4,545,000	4,121,459
Trading Companies & Distributors - 0.1%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		4,040,000	4,219,218
Foundation Building Materials Inc 6% 3/1/2029 (b)		3,110,000	2,538,316
H&E Equipment Services Inc 3.875% 12/15/2028 (b)		10,040,000	10,007,580
			16,765,114
TOTAL INDUSTRIALS			482,998,591

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		4,370,000	4,168,823
CPI CG Inc 10% 7/15/2029 (b)		2,595,000	2,762,315
Lightning Power LLC 7.25% 8/15/2032 (b)		5,130,000	5,281,745
TTM Technologies Inc 4% 3/1/2029 (b)		4,540,000	4,183,674
			16,396,557
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		4,315,000	3,962,313
ASGN Inc 4.625% 5/15/2028 (b)		5,670,000	5,410,820
Camelot Finance SA 4.5% 11/1/2026 (b)		6,365,000	6,238,788
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		6,060,000	5,613,683
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		5,665,000	5,616,904
Unisys Corp 6.875% 11/1/2027 (b)		3,685,000	3,594,892
			30,437,400
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)		6,765,000	6,333,507
Synaptics Inc 4% 6/15/2029 (b)		3,500,000	3,208,576
Wolfspeed Inc 7.9583% 6/23/2030 (b)(g)(o)(p)		10,218,741	9,951,010
			19,493,093
Software - 0.6%
Clarivate Science Holdings Corp 3.875% 7/1/2028 (b)		5,025,000	4,661,396
Clarivate Science Holdings Corp 4.875% 7/1/2029 (b)		4,755,000	4,241,393
Cloud Software Group Inc 6.5% 3/31/2029 (b)		46,745,000	45,439,206
Elastic NV 4.125% 7/15/2029 (b)		11,340,000	10,574,573
Fair Isaac Corp 4% 6/15/2028 (b)		6,420,000	6,104,372
NCR Voyix Corp 5% 10/1/2028 (b)		3,385,000	3,257,116
PTC Inc 4% 2/15/2028 (b)		3,715,000	3,572,550
UKG Inc 6.875% 2/1/2031 (b)		3,980,000	4,037,467
			81,888,073
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029		9,200,000	9,782,047
Seagate HDD Cayman 8.5% 7/15/2031		5,975,000	6,345,183
			16,127,230
TOTAL INFORMATION TECHNOLOGY			164,342,353

Materials - 1.4%
Chemicals - 0.4%
Ingevity Corp 3.875% 11/1/2028 (b)		6,715,000	6,267,556
LSB Industries Inc 6.25% 10/15/2028 (b)		9,723,000	9,367,459
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)		7,070,000	6,533,149
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)		3,445,000	3,443,641
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		13,941,000	14,473,755
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		3,770,000	3,585,865
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		6,435,000	6,329,501
Scotts Miracle-Gro Co/The 4% 4/1/2031		5,930,000	5,201,756
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		2,810,000	2,807,579
			58,010,261
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		10,810,000	11,199,549
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		3,025,000	2,711,208
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		6,050,000	5,151,727
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		2,785,000	2,746,251
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		21,190,000	21,489,738
Crown Cork & Seal Co Inc 7.375% 12/15/2026		16,535,000	17,003,566
Crown Cork & Seal Co Inc 7.5% 12/15/2096		7,695,000	7,695,000
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		3,720,000	3,633,530
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		3,585,000	3,272,911
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		2,815,000	2,758,700
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		2,815,000	2,819,054
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		2,765,000	2,965,537
			72,247,222
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		7,735,000	7,170,467
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		2,135,000	2,197,713
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		3,285,000	3,349,425
ATI Inc 4.875% 10/1/2029		2,795,000	2,661,895
ATI Inc 5.125% 10/1/2031		2,480,000	2,322,363
ATI Inc 7.25% 8/15/2030		2,745,000	2,829,382
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		4,615,000	4,288,563
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		4,615,000	4,015,389
Cleveland-Cliffs Inc 6.75% 4/15/2030 (b)		9,035,000	8,747,544
Compass Minerals International Inc 6.75% 12/1/2027 (b)		9,315,000	8,941,683
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		6,615,000	6,283,310
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		2,015,000	1,891,644
			54,699,378
TOTAL MATERIALS			196,156,410

Real Estate - 1.0%
Diversified REITs - 0.4%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)		4,190,000	3,868,645
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		3,390,000	2,933,537
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		1,027,000	1,090,974
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		9,350,000	8,932,378
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		5,660,000	5,083,796
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		6,695,000	6,391,892
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)		12,650,000	12,511,772
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		7,220,000	7,004,224
			47,817,218
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		6,700,000	4,463,754
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,950,000	8,347,538
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		21,010,000	18,979,633
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		3,890,000	3,962,720
			35,753,645
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		2,435,000	2,545,385
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		6,480,000	6,227,301
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)		5,610,000	5,605,773
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)		3,045,000	2,879,217
			17,257,676
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (b)		14,590,000	13,926,370
Iron Mountain Inc 5% 7/15/2028 (b)		6,370,000	6,175,829
Iron Mountain Inc 5.25% 7/15/2030 (b)		5,915,000	5,671,494
Iron Mountain Inc 5.625% 7/15/2032 (b)		5,915,000	5,654,741
SBA Communications Corp 3.875% 2/15/2027		9,720,000	9,452,395
			40,880,829
TOTAL REAL ESTATE			141,709,368

Utilities - 1.1%
Electric Utilities - 0.9%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		2,795,000	2,394,755
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		4,055,000	3,930,605
NRG Energy Inc 3.375% 2/15/2029 (b)		3,080,000	2,827,924
NRG Energy Inc 3.625% 2/15/2031 (b)		6,110,000	5,411,366
NRG Energy Inc 3.875% 2/15/2032 (b)		582,000	510,344
NRG Energy Inc 5.75% 1/15/2028		19,350,000	19,302,344
Pacific Gas and Electric Co 3.95% 12/1/2047		2,711,000	1,981,812
Pacific Gas and Electric Co 4% 12/1/2046		8,299,000	6,116,228
Pacific Gas and Electric Co 4.3% 3/15/2045		3,690,000	2,887,775
PG&E Corp 5% 7/1/2028		13,615,000	13,244,848
PG&E Corp 5.25% 7/1/2030		5,150,000	4,943,960
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		11,110,000	10,549,513
Vistra Operations Co LLC 5% 7/31/2027 (b)		13,800,000	13,586,791
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		9,975,000	9,968,465
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		17,455,000	17,390,067
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		5,470,000	5,728,456
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		2,675,000	2,631,455
			123,406,708
Gas Utilities - 0.2%
Southern Natural Gas Co LLC 7.35% 2/15/2031		14,890,000	16,092,126
Southern Natural Gas Co LLC 8% 3/1/2032		9,400,000	10,722,951
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		5,750,000	5,191,230
			32,006,307
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% 10/1/2028 (b)		8,050,000	3,422,055
Sunnova Energy Corp 5.875% 9/1/2026 (b)		1,350,000	573,439
			3,995,494
TOTAL UTILITIES			159,408,509

TOTAL UNITED STATES			2,768,370,036
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		7,775,000	7,940,219
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		6,235,000	6,562,337

TOTAL ZAMBIA			14,502,556
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,244,589,854)			3,189,447,623

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. (g)(k) (Cost $6,908,287)	193,792,711	1,938

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Oec Fin Ltd 7.5% pay-in-kind (b)(i)(q)	25,130	211
UNITED STATES - 1.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(q)	4,690,000	4,799,842
Energy Transfer LP 6.625% (c)(q)	20,350,000	20,232,096
Energy Transfer LP Series G, 7.125% (c)(q)	11,723,000	12,178,279
Mesquite Energy Inc 7.25% (g)(i)(q)	12,834,000	192,510
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)(i)(q)	1,711,000	2,686,265
		40,088,992
Financials - 1.0%
Banks - 0.9%
Bank of America Corp 5.875% (c)(q)	60,475,000	61,091,695
JPMorgan Chase & Co 4% (c)(q)	19,100,000	19,539,299
Wells Fargo & Co 5.875% (c)(q)	36,775,000	37,332,841
		117,963,835
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(g)(q)	20,631,644	20,351,287
TOTAL FINANCIALS		138,315,122

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(q)	1,105,000	1,000,550
Edison International 5.375% (c)(q)	14,352,000	13,767,098
		14,767,648
TOTAL UNITED STATES		193,171,762
TOTAL PREFERRED SECURITIES (Cost $201,369,403)		193,171,973

U.S. Government Agency - Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
Fannie Mae 2% 2/1/2052 (t)	3,165,135	2,565,564
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,098,810	3,497,209
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	686,589	668,461
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	398,245	351,522
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	151,551	132,964
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,579,135	3,285,471
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	169,762	148,778
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,323,706	1,198,965
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,166,397	1,156,213
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	889,316	909,431
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	289,681	295,364
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (t)	4,000,071	4,116,047
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (t)	2,881,260	2,959,396
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	265,304	272,001
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (t)	2,060,870	2,167,265
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	630,753	651,983
Freddie Mac Gold Pool 2.5% 11/1/2041 (r)	12,129,915	10,676,487
Freddie Mac Gold Pool 2.5% 2/1/2042	2,302,164	2,041,422
Freddie Mac Gold Pool 2.5% 5/1/2041	4,926,253	4,378,135
Freddie Mac Gold Pool 5.5% 9/1/2052 (s)(t)	5,684,626	5,733,760
Freddie Mac Gold Pool 6% 11/1/2053	178,605	183,113
Freddie Mac Gold Pool 6.5% 10/1/2053 (s)	3,348,009	3,492,343
Freddie Mac Gold Pool 6.5% 10/1/2053 (s)	3,263,196	3,409,992
Freddie Mac Non Gold Pool 6% 9/1/2053	314,291	322,225
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (t)	3,570,039	3,732,870
Ginnie Mae I Pool 2.5% 12/20/2051	4,436,852	3,747,081
Ginnie Mae I Pool 2.5% 8/20/2051	3,725,782	3,150,050
Ginnie Mae I Pool 2.5% 9/20/2051	3,275,320	2,769,197
Ginnie Mae II Pool 2% 1/20/2051	11,967,051	9,788,884
Ginnie Mae II Pool 2% 3/20/2052	2,921,366	2,390,436
Ginnie Mae II Pool 2% 4/1/2055 (e)	20,500,000	16,764,394
Ginnie Mae II Pool 5.5% 12/20/2054	997,806	1,000,421
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	17,750,000	17,788,913
Ginnie Mae II Pool 5.5% 5/1/2055 (e)	11,250,000	11,261,480
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	58,675,000	46,671,838
Uniform Mortgage Backed Securities 2% 5/1/2055 (e)	4,350,000	3,460,628
Uniform Mortgage Backed Securities 3% 4/1/2055 (e)	22,000,000	19,070,390
Uniform Mortgage Backed Securities 3.5% 4/1/2055 (e)	15,375,000	13,869,932
Uniform Mortgage Backed Securities 4% 4/1/2055 (e)	35,300,000	32,910,356
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (e)	21,500,000	20,575,332
TOTAL UNITED STATES		263,566,313
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $261,906,993)		263,566,313

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	2,106,000	2,203,944
Tennessee Valley Authority 5.375% 4/1/2056	3,503,000	3,553,727

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,780,806)		5,757,671

U.S. Treasury Obligations - 25.0%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/1/2025 (t)	4.23	7,070,000	7,045,064
US Treasury Bills 0% 5/8/2025 (t)	4.26	9,340,000	9,299,347
US Treasury Bonds 2% 8/15/2051	1.94 to 2.09	122,024,000	72,671,012
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	115,400,000	72,801,172
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	216,056,000	155,771,312
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	128,820,000	97,415,093
US Treasury Bonds 3% 5/15/2045	1.80	20,100,000	15,765,938
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.91	90,116,000	75,898,089
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.66	47,820,000	44,801,363
US Treasury Bonds 4.125% 8/15/2053	4.26 to 4.80	16,039,000	14,779,688
US Treasury Bonds 4.25% 8/15/2054	4.20 to 4.65	15,760,000	14,875,963
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	49,031,000	47,782,242
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.82	60,840,000	59,946,413
US Treasury Bonds 4.5% 2/15/2044	4.58	12,910,000	12,756,189
US Treasury Bonds 4.625% 2/15/2055	4.53 to 4.79	17,200,000	17,315,517
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.49	24,660,000	24,739,952
US Treasury Bonds 4.75% 2/15/2037	2.65 to 2.93	74,200,000	77,846,234
US Treasury Bonds 5.25% 2/15/2029	3.91 to 3.94	5,406,000	5,680,945
US Treasury Notes 0.375% 1/31/2026	0.47	13,900,000	13,477,136
US Treasury Notes 0.375% 12/31/2025	0.40 to 0.44	102,767,000	99,955,961
US Treasury Notes 0.625% 7/31/2026	0.77	24,000,000	22,963,125
US Treasury Notes 0.75% 3/31/2026	0.83 to 0.92	46,052,000	44,577,976
US Treasury Notes 0.75% 8/31/2026	4.64	139,549,000	133,421,927
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	49,141,000	44,724,069
US Treasury Notes 1.125% 10/31/2026	1.23	17,300,000	16,555,965
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	339,517,000	309,623,587
US Treasury Notes 1.25% 12/31/2026	1.26	33,922,000	32,398,160
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.46	38,280,000	34,975,360
US Treasury Notes 1.375% 10/31/2028	1.52	8,911,000	8,162,615
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.64	40,989,000	39,246,968
US Treasury Notes 1.625% 9/30/2026	1.68	3,093,000	2,989,578
US Treasury Notes 1.875% 2/28/2027	1.71	242,560,000	233,501,900
US Treasury Notes 2.375% 3/31/2029	2.50	7,500,000	7,073,145
US Treasury Notes 2.5% 2/28/2026	2.55 to 2.62	38,997,000	38,439,770
US Treasury Notes 2.5% 3/31/2027	2.72	7,200,000	7,008,750
US Treasury Notes 2.625% 5/31/2027	2.99	90,000	87,619
US Treasury Notes 2.625% 7/31/2029	2.80	23,875,000	22,640,215
US Treasury Notes 2.75% 5/31/2029	3.03	18,541,000	17,708,828
US Treasury Notes 2.75% 7/31/2027	2.71	5,670,000	5,526,257
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	83,642,000	76,473,620
US Treasury Notes 2.875% 5/15/2032	2.84	30,472,000	28,191,361
US Treasury Notes 3.125% 11/15/2028	2.66 to 3.01	28,930,000	28,166,067
US Treasury Notes 3.125% 8/31/2029	4.48	3,948,000	3,819,227
US Treasury Notes 3.375% 5/15/2033	3.83	7,260,000	6,876,865
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	20,540,000	20,324,972
US Treasury Notes 3.5% 2/15/2033	3.91	49,310,000	47,233,586
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	37,580,000	36,897,395
US Treasury Notes 3.625% 3/31/2028	3.59 to 3.60	34,500,000	34,249,336
US Treasury Notes 3.625% 3/31/2030	3.54 to 3.55	21,930,000	21,593,340
US Treasury Notes 3.75% 5/31/2030	3.69	12,660,000	12,525,982
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	71,020,000	69,774,376
US Treasury Notes 3.875% 11/30/2027	3.74 to 3.82	14,110,000	14,103,937
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	51,100,000	51,083,699
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	28,052,000	27,493,151
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	72,790,000	70,936,133
US Treasury Notes 4% 1/15/2027	4.14 to 4.15	61,280,000	61,344,631
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	6,420,000	6,411,975
US Treasury Notes 4% 10/31/2029	4.15	19,300,000	19,342,973
US Treasury Notes 4% 7/31/2029	3.83	2,580,000	2,586,450
US Treasury Notes 4% 7/31/2030	4.08	23,420,000	23,439,212
US Treasury Notes 4.125% 10/31/2027	4.24	8,800,000	8,849,844
US Treasury Notes 4.125% 10/31/2031	4.39	21,800,000	21,869,828
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.20	52,510,000	52,811,522
US Treasury Notes 4.125% 11/30/2031	4.13	36,070,000	36,184,128
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	129,860,000	130,326,684
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	27,900,000	28,038,410
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	14,400,000	14,440,500
US Treasury Notes 4.125% 7/31/2028	4.19	15,000,000	15,106,055
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	31,870,000	32,074,167
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	97,240,000	98,151,625
US Treasury Notes 4.25% 11/15/2034	4.31	12,425,000	12,461,887
US Treasury Notes 4.25% 11/30/2026	4.17	138,210,000	138,874,056
US Treasury Notes 4.25% 2/15/2028	4.17	71,440,000	72,151,407
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	35,790,000	36,206,618
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	45,120,000	45,403,762
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	42,740,000	43,266,997
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	32,510,000	33,015,429
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	24,163,000	24,603,786
US Treasury Notes 4.375% 5/15/2034	3.84	10,150,000	10,287,184
US Treasury Notes 4.5% 3/31/2026	5.00	33,798,000	33,936,888
US Treasury Notes 4.625% 11/15/2026	4.68	32,750,000	33,090,293
US Treasury Notes 4.625% 3/15/2026	4.12	10,990,000	11,046,324
US Treasury Notes 4.625% 9/30/2028	4.76	21,630,000	22,133,573
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	25,780,000	26,891,763
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,865,184,266)			3,606,341,462

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	4.32	1,090,313,265	1,090,531,327
Fidelity Securities Lending Cash Central Fund (v)(w)	4.32	2,369,538	2,369,775
TOTAL MONEY MARKET FUNDS (Cost $1,092,865,314)			1,092,901,102

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	69,200,000	2,598,105
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	33,070,000	1,055,287

TOTAL PUT SWAPTIONS			3,653,392
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	69,200,000	2,705,254
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	33,070,000	794,317

TOTAL CALL SWAPTIONS			3,499,571
TOTAL PURCHASED SWAPTIONS (Cost $7,684,858)			7,152,963

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $15,112,523,885)	14,627,884,334
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(154,142,866)
NET ASSETS - 100.0%	14,473,741,468

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 4/1/2055	(20,500,000)	(16,764,394)
Ginnie Mae II Pool 4.5% 4/1/2055	(19,600,000)	(18,807,227)
Ginnie Mae II Pool 5.5% 4/1/2055	(11,400,000)	(11,424,992)
Uniform Mortgage Backed Securities 2% 4/1/2055	(63,600,000)	(50,589,329)
Uniform Mortgage Backed Securities 2% 5/1/2055	(4,350,000)	(3,460,629)
Uniform Mortgage Backed Securities 2.5% 4/1/2055	(32,275,000)	(26,838,680)
Uniform Mortgage Backed Securities 3% 4/1/2055	(22,000,000)	(19,070,390)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(15,375,000)	(13,869,932)
Uniform Mortgage Backed Securities 4% 4/1/2055	(35,300,000)	(32,910,356)
Uniform Mortgage Backed Securities 4.5% 4/1/2055	(21,500,000)	(20,575,332)
Uniform Mortgage Backed Securities 4.5% 5/1/2055	(21,500,000)	(20,566,934)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(234,878,195)

TOTAL TBA SALE COMMITMENTS (Proceeds $235,237,618)		(234,878,195)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	13,464	Jun 2025	1,497,449,250	31,249,298	31,249,298
CBOT 2 Year US Treasury Notes Contracts (United States)	1,756	Jun 2025	363,793,813	1,839,746	1,839,746
CBOT 5 Year US Treasury Notes Contracts (United States)	95	Jun 2025	10,274,844	41,437	41,437
CBOT Long Term US Treasury Bond Contracts (United States)	638	Jun 2025	74,825,438	1,707,616	1,707,616
CBOT Ultra Long Term US Treasury Bond Contracts (United States)	22	Jun 2025	2,689,500	(28,827)	(28,827)

TOTAL FUTURES CONTRACTS					34,809,270
The notional amount of futures purchased as a percentage of Net Assets is 13.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	237,000	USD	150,147	State Street Bank & Trust Co	4/11/25	(2,047)
CAD	12,000	USD	8,370	Brown Brothers Harriman & Co	4/11/25	(27)
EUR	48,397,000	USD	52,660,292	Bank of America NA	4/11/25	(303,207)
EUR	61,641,000	USD	66,613,456	Brown Brothers Harriman & Co	4/11/25	71,318
EUR	35,589,000	USD	38,767,532	Canadian Imperial Bank of Commerce	4/11/25	(266,462)
EUR	110,890,000	USD	121,141,659	Citibank NA	4/11/25	(1,178,085)
EUR	33,938,000	USD	36,777,212	Morgan Stanley	4/11/25	(62,236)
EUR	63,043,000	USD	69,046,976	State Street Bank & Trust Co	4/11/25	(845,483)
GBP	5,000	USD	6,448	State Street Bank & Trust Co	4/11/25	11
JPY	512,591,000	USD	3,491,053	Morgan Stanley	4/11/25	(70,097)
USD	106,380,768	AUD	169,083,000	Bank of America NA	4/11/25	721,570
USD	41,627,291	AUD	65,953,000	Brown Brothers Harriman & Co	4/11/25	413,562
USD	71,631,046	CAD	102,386,000	JPMorgan Chase Bank NA	4/11/25	451,414
USD	43,003,924	CHF	37,732,000	Morgan Stanley	4/11/25	308,443
USD	51,066,133	EUR	46,973,000	Bank of America NA	4/11/25	249,568
USD	3,319,143	EUR	3,078,000	Citibank NA	4/11/25	(10,715)
USD	4,385,984	EUR	4,040,000	JPMorgan Chase Bank NA	4/11/25	15,411
USD	1,171,650,656	EUR	1,083,324,000	Royal Bank of Canada	4/11/25	(316,326)
USD	61,225,289	JPY	9,040,790,000	JPMorgan Chase Bank NA	4/11/25	888,394
USD	15,428,021	JPY	2,280,668,000	State Street Bank & Trust Co	4/11/25	207,180

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						272,186
Unrealized Appreciation						3,326,871
Unrealized Depreciation						(3,054,685)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	55,809,000	(107,091)	0	(107,091)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2055	8,130,000	67,081	0	67,081
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	20,239,000	(209,052)	0	(209,052)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2035	23,935,000	212,431	0	212,431
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	1,000	(7)	0	(7)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	15,195,000	(40,962)	0	(40,962)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	323,665,000	(1,076,995)	0	(1,076,995)
TOTAL INTEREST RATE SWAPS							(1,154,595)	0	(1,154,595)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,542,277,448 or 17.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Level 3 security
(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,897,822 or 0.0% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,028,361,669 or 7.1% of net assets.

(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $6,793,333 and $6,615,348, respectively.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and options. At period end, the value of securities pledged amounted to $540,446.
(s)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $8,508,106.
(t)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,355,415.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	5,749,854

New Cotai LLC / New Cotai Capital Corp	9/11/20	11,110,731

Tricer Holdco S.C.A.	10/16/09 - 12/30/17	6,908,287

Tricer Holdco S.C.A. Class A1	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A2	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A3	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A4	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A5	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A6	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A7	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A8	10/16/09 - 10/29/09	1,100,158

Tricer Holdco S.C.A. Class A9	10/16/09 - 10/29/09	1,101,148

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	954,026,081	782,615,411	646,110,165	10,715,282	-	-	1,090,531,327	1,090,313,265	1.9%
Fidelity Emerging Markets Debt Central Fund	2,228,069,789	32,029,777	2,471,922	32,029,777	(33,036)	22,083,293	2,279,677,901	280,748,510	100.0%
Fidelity Floating Rate Central Fund	724,534,413	27,328,050	2,795,839	15,131,066	(5,409)	(14,157,461)	734,903,754	7,627,439	44.8%
Fidelity Securities Lending Cash Central Fund	4,347,769	79,047,386	81,025,380	1,352	-	-	2,369,775	2,369,538	0.0%
Total	3,910,978,052	921,020,624	732,403,306	57,877,477	(38,445)	7,925,832	4,107,482,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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